BORROWINGS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	$ 1,052.2	$ 1,142.8	$ 998.5
Due within one year
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	134.1	209.2	170.0
Due within one and two years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	123.0	128.1	124.3
Due between two and three years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	130.0	138.3	122.1
Due between three and four years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	210.3	134.1	126.0
Due between four and five years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	89.1	181.3	207.2
Due in more than five years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	$ 365.7	$ 351.8	$ 248.9